Labor and social obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Labor and social obligations
Accrual for bonus	R$ 41,031	R$ 9,522
Social charges payable	22,085	15,675
Salaries payable	15,455	10,374
Accrued vacation and 13th salary	11,084	6,883
Other	771	651
Total	R$ 90,426	R$ 43,105